SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Useful Life
Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

Useful Life

Computer and office equipment	5-7 years
Furniture & fixtures	6-7 years
Leasehold improvements	Lease Term
Vehicle	5 years

SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS, NET

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Useful Life

Computer software	5 years

SCHEDULE OF DIS-AGGREGATED INFORMATION OF REVENUES

Disaggregated information of revenues by products are as follows:

	For the three months ended March 31,
	2023	2022

Survivor Select	$28,210	$8,812
Ionized Cal-Mag	47,581	48,090
Omega Blend	22,471	136,429
BetaMaxx	21,206	24,073
Iron	11,688	4,068
Young Formula	-	33,194
ATPR Mito+	-	111,321
Energetique	-	4,347
Trim+	5,885	3,471
Products for the provision of complementary health therapies	176,557	34,087
Others	1,818	-
Total revenues – products	315,416	407,892
Health and Wellness services	65,351	1,068
Total revenues – products and services	$380,767	$408,960

Disaggregated information of revenues by products and services are as follows:

	For the years ended December 31,
	2022	2021

Survivor Select	$122,470	$83,904
Energized Mineral Concentrate	-	52,047
Ionized Cal-Mag	148,219	39,527
Omega Blend	272,332	222,718
BetaMaxx	137,447	208,043
Vege Fruit Fiber	-	65,757
Iron	16,697	28,114
Young Formula	31,403	52,425
Organic Youth Care Cleansing Bar	-	5,137
ATPR Mito+	271,493	183,800
Lipomask	-	15,331
Energetique	49,089	25,574
Trim+	88,613	27,042
Others – Products for the provision of complementary health therapies	569,823	-
Others	3,468	-
Total revenues – products	1,711,054	1,009,419
Health and Wellness services	145,510	7,543
Total revenues – products and services	$1,856,564	$1,016,962

SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of
	March 31, 2023	December 31, 2022

Period-end MYR : US$1 exchange rate	4.42	4.41
Period-end HKD : US$1 exchange rate	7.85	7.80

	For the three months ended March 31,
	2023	2022

Period-average MYR : US$1 exchange rate	4.38	4.20
Period-average HKD : US$1 exchange rate	7.84	7.81

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of December 31,
	2022	2021

Period-end MYR : US$1 exchange rate	4.41	4.18
Period-end HKD : US$1 exchange rate	7.80	7.80

	For the years ended December 31,
	2022	2021

Period-average MYR : US$1 exchange rate	4.41	4.14
Period-average HKD : US$1 exchange rate	7.83	7.77